GOODWILL GOODWILL (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 528
Balance at end of year	542	$ 528
Goodwill [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	528	667
Increase (decrease) through net exchange differences, intangible assets and goodwill	14	(139)
Balance at end of year	$ 542	$ 528